Other liabilities - Disclosure of significant changes in group service contract liability (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Subclassifications of assets, liabilities and equities [abstract]
Contract liabilities at beginning of period	€ 420
FCA - PSA Merger	2,310
Advances received from customers	1,206
Amounts recognized within revenue	(865)
Transfers to Assets/(Liabilities) held for sale	0
Other Changes	57
Contract liabilities at end of period	€ 3,128